Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common stock authorized	392,462,972
Stock options beginning balance	9,189,000
Weighted average remaining contractual life in years	2 years 6 months
Stock options exercised during the period	2,108,521	2,280,439
Payment of dividends	$ 317,903	$ 296,134	$ 271,733
Common Stock, No par value [Member]
Class of Stock [Line Items]
Stock options beginning balance		10,791,000
Stock options exercised during the period	2,109,000